Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Dividends relating to reporting period:
First interim ordinary dividend (in GBP per share)	£ 0.1645	£ 0.1567
First interim ordinary dividend	£ 428	£ 406
Dividends paid in reporting period:
Second interim ordinary dividend for prior year (in GBP per share)	£ 0.3368	£ 0.3250
Second interim ordinary dividend for prior year	£ 870	£ 840